Selected Balance Sheet Detail - Contract liabilities which are included in accrued expenses consisted of the following in thousands (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Contract liabilities beginning	$ 335
Consideration received in advance of revenue recognition
Revenue recognized
Contract liabilities ending	$ 335